Investments in Joint Ventures and Associates (Tables)	12 Months Ended
Dec. 31, 2017
Investments Schedule [Abstract]
Schedule of Permanent Investments in joint Ventures and Associates

The investments in joint ventures and associates as of December 31, 2017 and 2016, were as follows:

		Percentage of investment	December 31,
			2017	2016
Deer Park Refining Limited		49.99%	Ps.14,405,542	Ps.14,039,384
Petroquímica Mexicana de Vinilo, S. A. de C. V.	(i)	44.09%	—	4,309,050
Sierrita Gas Pipeline LLC		35.00%	1,084,169	1,112,338
Frontera Brownsville, LLC.		50.00%	471,085	478,414
CH4 Energía, S. A.		50.00%	315,713	194,868
Texas Frontera, LLC.		50.00%	239,782	260,828
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.		40.00%	64,328	139,523
PMV Minera, S.A. de C.V.		44.09%	45,133	61,779
Ductos el peninsular, S.A.P.I de C. V.		50.00%	18,336	18,626
Other-net		Various	63,276	122,699

			Ps.16,707,364	Ps.20,737,509

i.	On April 20, 2016, an explosion occurred in the “Planta de Clorados 3” (Chlorinated Plant 3) of the Petroquímica Mexicana de Vinilo, resulting in approximately U.S. $ 461,000 in damages. Chorinated Plant 3 incurred the greatest amount of damage, including the loss of certain assets and the closure of the plant for an undefined amount of time. The Chlorine-Soda plants and the ethylene plants did not register any damage. On December 20, 2017, Petroquímica Mexicana de Vinilo permanently closed the plant, and -the full book value was written-off impacting the value of this investment.

Schedule Profit Sharing in Joint Ventures and Associates

Profit (loss) sharing in joint ventures and associates:

	2017	2016	2015
Deer Park Refining Limited	Ps. 920,409	Ps. 1,437,850	Ps. 1,913,835
Ductos y Energéticos del Norte, S.A. de C.V.(i)	360,092	—	—
CH4 Energía S.A. de C.V.	125,132	—	—
Sierrita Gas Pipeline LLC	129,401	105,825	152,445
PMV Minera, S.A. de C.V.	6,253	—	—
Petroquímica Mexicana de Vinilo, S. A. de C. V.	(1,223,640)	(190,468)	(61,952)
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.	(75,195)	—	—
Gasoductos de Chihuahua, S. de R. L. de C. V.(ii)	—	638,126	666,779
Compañía Mexicana de Exploraciones, S. A. de C. V.(iii)	—	—	(496,774)
Other, net	117,988	144,512	143,782

Profit sharing in joint ventures and associates, net	Ps. 360,440	Ps. 2,135,845	Ps. 2,318,115

i.	In November 2017, PEMEX sold its 50% interest in Ductos y Energéticos del Norte, S. de R.L. de C. V., to Infraestructura Energética Nova, S.A.B. of C.V. for a total of U.S. $ 3,141,710, yielding a profit of Ps. 3,139,103.
ii.	On September 28, 2016, PEMEX completed the divestiture of its 50% ownership interest in the Gasoductos de Chihuahua S. de R.L. de C.V. joint venture with Infraestructura Energética Nova, S.A.B. de C.V. The stock was sold for Ps. 22,684,736, yielding a profit of Ps. 15,211,039.
iii.	Beginning July 1, 2016 this company was included in the consolidated financial statements of PEMEX. Until June 30, 2016 this Company was accounted for as an investment in an associate under the equity method (see Note 3-a).

Schedule of Condensed Financial Information of Major Investments Recognized Under the Equity Method

The following tables show condensed financial information of major investments recognized under the equity method during 2017 and 2016:

Condensed statements of financial position
	Deer Park Refining Limited		Sierrita Gas Pipeline, LLC
	2017	2016	2017	2016
Total assets	Ps. 41,075,547	Ps. 42,428,275	Ps.3,518,036	Ps.3,244,811

Total liabilities	Ps. 12,261,581	Ps. 14,346,643	Ps. 420,410	Ps. 66,703
Total equity	28,813,966	28,081,632	3,097,626	3,178,108

Total liabilities and equity	Ps.41,075,547	Ps. 42,428,275	Ps.3,518,036	Ps.3,244,811

Condensed statements of comprehensive income
	Deer Park Refining Limited			Sierrita Gas Pipeline, LLC		Gasoductos de Chihuahua, S. de R. L. de C. V.
	December 31,			December 31,		August 31,	December 31,
	2017	2016	2015	2017	2016	2016	2015
Sales and other income	Ps.16,427,064	Ps.16,750,155	Ps.16,658,705	Ps. 840,414	Ps. 717,351	Ps.3,798,666	Ps.4,617,982
Costs and expenses	14,586,061	13,874,172	12,830,653	470,697	414,994	2,522,415	3,284,424

Net result	Ps. 1,841,003	Ps. 2,875,983	Ps. 3,828,052	Ps. 369,717	Ps. 302,357	Ps.1,276,251	Ps.1,333,558